PREPAID EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
PREPAID EXPENSES [Abstract]
PREPAID EXPENSES

NOTE 5 - PREPAID EXPENSES

On October 1, 2010, we entered into a four year Commercial Lease Agreement, under which we leased office space in New York, New York. Under the Commercial Lease Agreement, we issued the lessor 9,000,000 shares of our Class A Common Stock at the inception of the lease in full payment of lease payments under the lease totaling $444,000. We capitalized the lease payment as a prepaid expense, and are amortizing the amount on a monthly basis over the life of the lease.

We also lease office space at 641-2 Chrislea Road, Woodbridge, Ontario Canada, under a lease that runs from January 1, 2012 to December 31, 2013 at a rate of $400 per month. Under the lease, we issued the lessor 480,000 shares of our common stock valued at $9,600. We capitalized the lease payment as a prepaid expense, and are amortizing the amount on a monthly basis over the life of the lease.

In 2009, we issued 10,000,000 shares of Class A Common Stock for consulting contracts with terms of 12 to 48 months totaling $454,500. We capitalized these consulting fee payments as a prepaid expense, and amortize the amounts over the lives the consulting agreements.

During the six months ended June 30, we issued 52,408,636 shares of our common stock to our officers for compensation totaling $1,834,302 for the year 2012. We capitalized these payments as a prepaid expense, and amortize the amounts over the life of the employment contracts of the officers, which is for the twelve months ended December 31, 2012.

NOTE 7 - PREPAID EXPENSES

On October 1, 2011, we entered into a Commercial Lease Agreement, under which we leased office space in New York, New York through September 30, 2015. Under the Commercial Lease Agreement, we issued the lessor 6,000,000 shares of our Class A Common Stock at the inception of the lease representing advance lease payments totaling $340,000. The total rent for the life of the lease is $444,000. We capitalized the lease payment as a prepaid expense, and are amortizing the amount on a monthly basis over the life of the lease.

We also lease office space at 641-2 Chrislea Road, Woodbridge, Ontario Canada, under a lease that runs from January 1, 2012 to December 31, 2013 at a rate of $400 per month. We assumed the lease in March 2010. Under the lease, we issued the lessor 480,000 shares of our common stock valued at $9,600 at the time we assumed the lease as payment of rent for the entire lease term.

In 2009, we issued 10,000,000 of Class A Common Stock for consulting contracts with terms of 12 to 48 months valued at $454,500. We capitalized these consulting fee payments as a prepaid expense, and amortize the amounts over the lives the consulting agreements.